Obligations to FIAGRO quota holders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jul. 31, 2022
CDI rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	12.65%
IBR Rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	12.75%
FIAGRO
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities		R$ 160,000
Proportion of ownership interest of outstanding quotas	5.00%
Proportion of ownership interests held by non-controlling interests (in percent)	95.00%
FIAGRO | Obligations to FIAGRO quota holders
Disclosure of detailed information about financial instruments [line items]
Borrowings maturity, term	3 years
Borrowings grace period	24 months
FIAGRO | Obligations to FIAGRO quota holders | CDI rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	2.45%
FIAGRO | Obligations to FIAGRO quota holders | CDI rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis	8.00%
FIAGRO | Subordinated quotas
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities	R$ 8,100
FIAGRO | Mezzanine quotas
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities	R$ 56,000